STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
In 2015 and 2016, the following stock option grants were made:

			Estimated
			Fair
			Value of
	Options	Exercise	Underlying	Intrinsic
Option Date	Granted	Price	Stock	Value
May 2015	71,040	$29.71	$5.79	None
July 2016	86,502	$4.50	$4.50	None
August 2016	6,004	$5.00	$3.00	None
August 2016	7,230	$7.00	$3.00	None
August 2016	9,986	$9.00	$3.00	None
August 2016	14,923	$11.00	$3.00	None

A summary of option activity for the Plan as of September 30, 2016 and changes for the nine months then ended are represented as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contract	Intrinsic
	Options	Price	Term (Years)	Value
Options outstanding January 1, 2016	71,040	$29.71	9.50	$—
Granted	124,645	5.81	9.83	—
Forfeited	(60,940)	—	—	—
Outstanding at September 30, 2016	134,745	$7.60	9.75	$—

No options were granted in 2014. In 2015, the following stock option grants were made:

Option Date	Options Granted	Exercise Price	Estimated Fair Value of Underlying Stock	Intrinsic Value
May 2015	71,040	$29.71	$5.79	None

A summary of option activity for the Plan as of December 31, 2015 and changes for the year then ended are represented as follows:

	Number of Options	Weighted Avg. Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value
Options outstanding January 1, 2015	—	$—	—	$—
Granted	71,040	29.71	9.50	—
Forfeited	—	—	—	—
Outstanding at December 31, 2015	71,040	$29.71	9.50	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
A summary of significant assumptions used to estimate the fair value of the stock options granted in 2015 are as follows:

Weighted average fair value of options granted	$0.45
Expected term (years)	6.0 to 6.25
Risk-free interest rate	1.89%
Volatility	45.4%
Dividend yield	None

A summary of significant assumptions used to estimate the fair value of the stock options granted in 2016 are as follows:

Weighted average fair value of options granted	$1.70
Expected term (years)	6.0 to 10.0
Risk-free interest rate	1.21% to 1.51%
Volatility	45.4%
Dividend yield	None

A summary of significant assumptions used to estimate the fair value of the stock options granted in the year ended December 31, 2015 are as follows:

Weighted average fair value of options granted	$0.45
Expected term (years)	6.0 to 6.25
Risk-free interest rate	1.89%
Volatility	45.4%
Dividend yield	None